Provisions - Breakdown of legal claims provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions and the corresponding judicial deposits
Outstanding judicial deposits	$ 7,281	$ 9,230
Legal claims provisions
Provisions and the corresponding judicial deposits
Judicial deposits	(6,352)	(7,052)
Provision	32,423	37,693
Carrying amount	26,071	30,641	$ 57,881
Tax
Provisions and the corresponding judicial deposits
Judicial deposits	(2,449)	(2,048)
Provision	10,197	14,116
Carrying amount	7,748	12,068
Labor
Provisions and the corresponding judicial deposits
Judicial deposits	(3,071)	(4,258)
Provision	16,850	16,446
Carrying amount	13,779	12,188
Civil
Provisions and the corresponding judicial deposits
Judicial deposits	(832)	(746)
Provision	1,893	2,117
Carrying amount	1,061	1,371
Environmental
Provisions and the corresponding judicial deposits
Provision	3,483	5,014
Carrying amount	$ 3,483	$ 5,014